Non-controlling Interests in Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Cinemark Partners II
Noncontrolling Interest [Line Items]
Ownership share	24.60%	24.60%
Laredo Theatres
Noncontrolling Interest [Line Items]
Ownership share	25.00%	25.00%
Greeley Ltd
Noncontrolling Interest [Line Items]
Ownership share	49.00%	49.00%